Note 11 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Goodwill [Table Text Block]
			Asia	Investment
	Americas	EMEA	Pacific	Management	Consolidated

Balance, December 31, 2017	$190,578	201,179	49,666	13,707	$455,130
Goodwill acquired during the year	18,014	79,364	1,954	366,350	465,682
Goodwill disposed during the year	-	(12,557)	-	-	(12,557)
Other items	44	-	-	-	44
Foreign exchange	(837)	(14,234)	(4,689)	(645)	(20,405)
Balance, December 31, 2018	207,799	253,752	46,931	379,412	887,894
Goodwill acquired during the year	11,970	846	45,405	-	58,221
Other items	330	4,404	-	-	4,734
Foreign exchange	311	(1,669)	(9)	(261)	(1,628)
Balance, December 31, 2019	220,410	257,333	92,327	379,151	949,221
Goodwill	246,681	260,645	92,327	379,151	978,804
Accumulated impairment loss	(26,271)	(3,312)	-	-	(29,583)
	$220,410	$257,333	$92,327	$379,151	$949,221